GOODWILL AND INTANGIBLE ASSET (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill	$ 61,000	$ 61,000
Goodwill	$ 0	$ 61,000